Real Estate Acquisitions and Dispositions (Details) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended	12 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended						0 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended
	Sep. 30, 2011 property	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 04, 2012 property	Dec. 31, 2012 Maximum	Dec. 31, 2012 Consolidated retail properties property	Dec. 31, 2012 Unconsolidated retail properties property	Dec. 31, 2012 Consolidated and Unconsolidated Retail Properties	May 31, 2012 The Domain in Austin, TX property	Dec. 31, 2012 Sale of Consolidated Properties	Dec. 31, 2011 Sale of Consolidated Properties	Dec. 31, 2010 Sale of Consolidated Properties property	Mar. 31, 2012 Sale of Consolidated Properties	Dec. 31, 2012 Previous unconsolidated mall property	Dec. 31, 2010 Previous unconsolidated mall	Aug. 31, 2011 King of Prussia	Aug. 25, 2011 King of Prussia	Mar. 22, 2012 The Mills acquisition property	Mar. 14, 2012 Klepierre	Jan. 06, 2012 Del Amo Fashion Center	Jun. 04, 2012 Outlet centers Destin, Florida sqft	Dec. 04, 2012 Grand Prairie, Texas and Livermore California outlets property	Dec. 31, 2012 Grand Prairie, Texas and Livermore California outlets	May 28, 2010 Houston Galleria	Aug. 31, 2012 Retail Property property	Mar. 31, 2012 Retail Property property	Dec. 31, 2012 Retail Property property	Dec. 31, 2010 Retail Property property	Jul. 19, 2011 Albuquerque, New Mexico lifestyle center	Aug. 30, 2010 Prime Outlets Acquisition Company and Affiliated Entities property	Dec. 31, 2011 Dissolved Joint Venture Partnership property	Dec. 31, 2011 Dissolved Joint Venture Partnership	Sep. 30, 2012 Dissolved Joint Venture Partnership
Real Estate Acquisitions and Dispositions
Acquisition, consideration paid																							$ 260,900,000
Ownership interests acquired (as a percent)					50.00%															28.70%		50.00%	50.00%		19.00%
Joint venture ownership percentage		50.00%																														50.00%	50.00%
Area of lifestyle center acquired (in square feet)																						465,000
Cost of acquisition including assumption of debt																			1,500,000,000	2,000,000,000		70,500,000									2,300,000,000
Number of joint ventures in which additional interest is acquired					2														26				2
Number of consolidated properties received in distribution																																6
Gain due to acquisition of controlling interest																13,000,000	82,900,000																168,300,000
Investment property, amortization period						40 years
Investment properties																																		585,000,000
Lease related intangibles																																		59,100,000
Additional business acquisition percentage of ownership acquired																		83.75%			25.00%									100.00%
Initial Investment Percentage of Business Acquired																									31.50%
Cumulative Investment Ownership (as a percent)																		96.10%						100.00%	50.40%							100.00%	100.00%
Mortgage indebtedness assumed																		160,100,000													1,200,000,000			468,800,000
Acquisition, number of outlet centers acquired																															21
Gain upon acquisition of controlling interests, sale or disposal of assets and interests in unconsolidated entities, and impairment charge on investment in unconsolidated entities, net		510,030,000	216,629,000	312,867,000					15,500,000	12,400,000	21,100,000	(42,400,000)	5,700,000
Number of properties disposed							8	4		2			4		1											3	1	3	3
Aggregate carrying value of consolidated properties disposed of												355,400,000	91,400,000	115,000,000
Debt obligation related to consolidated properties disposed of												177,000,000	91,300,000	115,000,000
Net proceeds from disposal of retail properties		383,804,000	136,013,000	301,425,000								136,000,000	5,800,000
Mortgage indebtedness repaid																															310,700,000
Percentage of consideration paid in cash																							90.00%								80.00%
Percentage of consideration paid in units																							10.00%								20.00%
Extinguishment of construction loans																							162,500,000
Operating partnership capital account units, issued (in shares)																															1.7
Operating partnership capital account, amount																															$ 154,500,000
Number of unconsolidated properties held by our joint venture	9